Leases - Minimum Future Income (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2017	86,681
2018	86,635
2019	40,777
2020	35,248
Thereafter	173,881
Total minimum lease revenue, net of commissions	$423,222